MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated March 17, 2023 to:

•         the Summary Prospectuses dated March 1, 2023 for the Series (the “Summary Prospectuses”); and

•         the Prospectuses dated March 1, 2023 for the Series (the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectuses, and should be read in conjunction with the Summary Prospectuses and the Prospectuses.

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Effective March 31, 2023, the portfolio management teams of the Series will change as follows:

1.	Christian Andreach, CFA® will no longer serve as a member of the Series’ portfolio management teams.

Accordingly, as of March 31, 2023, the Summary Prospectuses and the Prospectuses are hereby supplemented and revised as follows:

1.	The disclosure relating to Mr. Andreach in the “Portfolio Managers” section of the Series’ Summary Prospectuses, and the corresponding section of the Series’ Prospectuses, is hereby deleted.

2.	The disclosure relating to Mr. Andreach in the “Portfolio Managers” sub-section in the “Management” section of the Series’ Prospectuses is hereby deleted.

Effective April 1, 2023, the portfolio management teams of the Series will change as follows:

1.	Elizabeth H. Mallette, CFA® will become a member of the Series’ portfolio management teams.

Accordingly, as of April 1, 2023, the Summary Prospectuses and the Prospectuses are hereby supplemented and revised as follows:

1.	The following disclosure is hereby added to the “Portfolio Managers” section of the Series’ Summary Prospectuses, and the corresponding section of the Series’ Prospectuses:

Elizabeth H. Mallette, CFA®

Managing Director, Capital Goods, has managed the Series since 2023.

2.	The following disclosure is hereby added to the “Portfolio Managers” sub-section in the “Management” section of the Series’ Prospectuses:

Elizabeth H. Mallette, CFA®, Managing Director, Capital Goods

Joined the Advisor in 2006. Managing Director, Capital Goods since 2022. Previous positions held in the last five years: Senior Analyst, Equity Income Group, 2017-2022. Member of the Series’ Portfolio Management Team since 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN Supp 3.17.23